Related Party Transactions	12 Months Ended
Dec. 31, 2017
Disclosure of related party [Abstract]
Related Party Transactions
Related Party Transactions

Compensation of Key Management Personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling our activities as a whole. We have determined that key management personnel consists of the members of the Board of Directors along with certain officers of the Company.

	2017 $	2016 $	2015 $
Short-term employee compensation and benefits	2,596,082	2,753,553	2,941,342
Termination benefits	779,666	1,330,828	—
Share-based payments	459,298	372,008	353,419
	3,835,046	4,456,389	3,294,761

Assumption Agreement
In November 2017, with the signing of a regional licensing agreement with upfront license fees (see Note 10), the Company triggered a liability of US$178,125 to an officer as detailed in the Assumption Agreement (see Note 12). As at December 31, 2017, US$178,125 was included in accounts payable and accrued liabilities. US$35,625 was paid in January 2018 and the balance will be paid after receipt of the contract receivable from Adlai.